Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 690,643	$ 608,064	$ 498,431
Employee benefit plans: Defined contribution plan	16,916	15,296	12,648
Employee benefit plans: Defined benefit plan	3,518	4,339	2,839
Share-based compensation expense (Refer Note 24)	49,733	44,165	38,230
Employee benefit costs	760,810	671,864	552,148
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	8,057	5,155	4,890
Employee benefit costs	578,262	503,748	404,431
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	6,411	4,948	4,327
Employee benefit costs	51,665	46,614	43,601
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	35,265	34,062	29,013
Employee benefit costs	$ 130,883	$ 121,502	$ 104,116